Share Capital - Schedule of Options Granted to Employees and Directors (Details) - Options [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share Capital [Line Items]
Number of options, Options outstanding balance	162,721
Weighted average exercise price, Options outstanding balance	$ 56.4
Weighted average remaining contractual term (in years), Options outstanding balance	4 years 2 months 15 days	3 years 9 months
Aggregate intrinsic value, Options outstanding balance
Number of options, Expired	46,074
Weighted average exercise price, Expired	$ 58.4
Weighted average remaining contractual term (in years), Expired
Aggregate intrinsic value, Expired
Number of options, Forfeited	3,038
Weighted average exercise price, Forfeited	$ 31.3
Weighted average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited
Number of options, Options outstanding balance	113,609	162,721
Weighted average exercise price, Options outstanding balance	$ 56.2
Aggregate intrinsic value, Options outstanding balance
Number of options, Options exercisable at the end of the period	108,456
Weighted average exercise price, Options exercisable at the end of the period	$ 57
weighted average remaining contractual term (in years), Options exercisable at the end of the period	4 years 3 days
Aggregate intrinsic value, Options exercisable at the end of the period
Non-Employees [Member]
Share Capital [Line Items]
Number of options, Options outstanding balance	4,700
Weighted average exercise price, Options outstanding balance	$ 35.1
Weighted average remaining contractual term (in years), Options outstanding balance	8 years 1 month 17 days	8 years 7 months 17 days
Aggregate intrinsic value, Options outstanding balance
Number of options, Expired
Weighted average exercise price, Expired
Weighted average remaining contractual term (in years), Expired
Aggregate intrinsic value, Expired
Number of options, Options outstanding balance	4,700	4,700
Weighted average exercise price, Options outstanding balance	$ 35.1
Aggregate intrinsic value, Options outstanding balance
Number of options, Options exercisable at the end of the period	1,000
Weighted average exercise price, Options exercisable at the end of the period	$ 45.1
weighted average remaining contractual term (in years), Options exercisable at the end of the period	8 years 3 months
Aggregate intrinsic value, Options exercisable at the end of the period